Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Domestic	$ 607.0	$ 186.3	$ 79.1
Foreign	899.9	474.0	95.9
Income Before Income Taxes	$ 1,506.9	$ 660.3	$ 175.0